Subsequent events (Details)		1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 20, 2020 shares	Apr. 30, 2022 USD ($) $ / shares shares	Aug. 31, 2019	Mar. 31, 2022 shares	Sep. 30, 2021 shares	Jul. 31, 2022 $ / shares	Apr. 13, 2022	Apr. 08, 2022	Nov. 23, 2018 shares
Subsequent Event [Line Items]
Ordinary shares, issued	10,000,000			20,319,276	20,319,276				50,000
Ordinary shares, authorized	Unlimited		Unlimited	Unlimited	Unlimited
Preferred stock conversion ratio				1
Ordinary shares, outstanding	10,000,000			20,319,276	20,319,276
Common Class A
Subsequent Event [Line Items]
Ordinary shares, issued				17,298,307	17,298,307
Ordinary shares, authorized				Unlimited	Unlimited
Common stock voting rights				one
Ordinary shares, outstanding				17,298,307	17,298,307
Common Class B
Subsequent Event [Line Items]
Ordinary shares, issued				3,020,969	3,020,969
Ordinary shares, authorized				Unlimited	Unlimited
Common stock voting rights				50
Ordinary shares, outstanding				3,020,969	3,020,969
Subsequent events
Subsequent Event [Line Items]
Ordinary shares par value | $ / shares						$ 0
Preferred stock conversion ratio						1
Subsequent events | Convertible Preferred Stock
Subsequent Event [Line Items]
Ordinary shares par value | $ / shares						$ 0
Subsequent events | Common Class A
Subsequent Event [Line Items]
Ordinary shares par value | $ / shares						0
Subsequent events | Common Class B
Subsequent Event [Line Items]
Ordinary shares par value | $ / shares						$ 0
Subsequent events | Private placement
Subsequent Event [Line Items]
Ordinary shares, issued		2,764,351
Issued price per shares | $ / shares		$ 2
Proceeds from issuance of ordinary shares | $		$ 5,528,702
Subsequent events | Zhoushan Xinyue Trading Co., Ltd | Hangzhou Forasen
Subsequent Event [Line Items]
Ownership, percentage								100.00%
Subsequent events | Ningbo Nadoutong Trading Co., Ltd | CN Energy Development
Subsequent Event [Line Items]
Ownership, percentage							100.00%